Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Purchase Price Allocation

After concluding in 2018 the allocation of TCL’s fair value to the assets acquired and liabilities assumed, the statement of financial position of TCL at the acquisition date of February 1, 2017 was as follows:

		As of February 1, 2017
Current assets	US$	84
Property, machinery and equipment		331
Intangible assets and other non-current assets (include goodwill of US$106)		116

Total assets		531

Current liabilities (includes debt of US$47)		122
Non-current liabilities (includes debt of US$97 and deferred tax liabilities of US$19)		160

Total liabilities		282

Net assets	US$	249
Non-controlling interest net assets		70

Controlling interest net assets	US$	179

Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations

The following table presents condensed combined information of the statement of operations of CEMEX’s discontinued operations in Brazil for the period from January 1 to September 27, 2018 and for the years 2017 and 2016, in the Pacific Northwest Materials Business in the United States for the six-months period ended June 30, 2017 and for the year 2016; the Concrete Pipe Business operations in the United States for the one-month period ended January 31, 2017 and for the year 2016, and the operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016:

		2018	2017	2016
Sales	Ps	503	2,235	9,445
Cost of sales and operating expenses		(495)	(2,257)	(8,983)
Other products (expenses), net		(1)	14	(3)
Financial expenses, net and others		(5)	—	(32)

Earnings before income tax		2	(8)	427
Income tax		(6)	(1)	(102)

Result of discontinued operations		(4)	(9)	325
Disposal result, withholding taxes and reclassification of currency translation effects		216	3,470	388

Net result of discontinued operations	Ps	212	3,461	713

Summary of Combined Statement of Operations Information of the Net Assets Sold

For the year 2018, 2017 and 2016, selected combined income statement information of the net assets in the central region of France and those sold to GCC and Eagle Materials, until their disposal, was as follows:

		2018	2017	2016
Net sales	Ps	1,169	1,194	4,544
Operating costs and expenses		(1,205)	(1,201)	(4,064)

Operating earnings (losses) before other expenses, net	Ps	(36)	(7)	480

Summary of Consolidating Income Statements by Reportable Segment

Selected information of the consolidated income statements by reportable segment for the years 2018, 2017 and 2016, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 13.1, was as follows:

2018		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	63,543	(1,759)	61,784	22,204	2,198	20,006	(626)	(469)	(29)
United States		72,345	—	72,345	12,069	5,917	6,152	(362)	(571)	(217)
Europe
United Kingdom		20,431	—	20,431	2,071	1,064	1,007	133	(67)	(406)
France		18,308	—	18,308	1,272	577	695	(959)	(62)	(3)
Germany		10,836	(1,450)	9,386	748	531	217	(152)	(14)	(79)
Spain		7,627	(898)	6,729	220	662	(442)	(303)	(43)	58
Poland		6,989	(80)	6,909	783	390	393	8	(4)	7
Czech Republic		3,796	(31)	3,765	867	300	567	16	(2)	(36)
Rest of Europe		6,365	(869)	5,496	747	375	372	(447)	(10)	(10)
SCA&C
Colombia[1]		10,088	—	10,088	1,845	533	1,312	(251)	(132)	(483)
Panama[1]		4,490	(226)	4,264	1,234	313	921	(52)	(4)	3
Costa Rica[1]		2,674	(274)	2,400	873	91	782	(5)	(2)	148
Caribbean TCL[3]		4,893	(99)	4,794	1,080	375	705	(316)	(48)	(28)
Dominican Republic		4,218	(310)	3,908	1,153	180	973	(17)	(7)	(64)
Rest of SCA&C1		7,781	(393)	7,388	1,427	170	1,257	(128)	(15)	70
AMEA
Philippines[2]		8,612	—	8,612	1,183	523	660	54	(20)	(50)
Egypt		4,586	—	4,586	529	303	226	(176)	(29)	(70)
Israel		12,128	—	12,128	1,548	292	1,256	8	(36)	(8)
Rest of AMEA		2,263	—	2,263	352	88	264	(4)	(3)	(5)
Others		24,667	(13,396)	11,271	(2,939)	1,188	(4,127)	(2,258)	(11,059)	1,298

Continuing operations		296,640	(19,785)	276,855	49,266	16,070	33,196	(5,837)	(12,597)	96
Discontinued operations		503	—	503	11	3	8	(1)	—	(5)

Total	Ps	297,143	(19,785)	277,358	49,277	16,073	33,204	(5,838)	(12,597)	91

2017		Revenues (including intragroup transactions)		Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps		58,442	(1,075)	57,367	21,215	2,246	18,969	(687)	(409)	(534)
United States			65,536	—	65,536	10,652	6,200	4,452	3,202	(631)	(177)
Europe
United Kingdom			20,179	—	20,179	2,763	997	1,766	450	(77)	(397)
France			16,162	—	16,162	855	549	306	(129)	(61)	18
Germany			10,056	(1,339)	8,717	743	509	234	(11)	(14)	(63)
Spain			6,870	(990)	5,880	344	638	(294)	(711)	(34)	12
Poland			5,552	(74)	5,478	647	361	286	(140)	(30)	(8)
Czech Republic			3,450	(33)	3,417	815	333	482	37	44	53
Rest of Europe			5,989	(831)	5,158	648	355	293	(168)	(68)	18
SCA&C
Colombia[1]			10,685	—	10,685	2,166	507	1,659	(642)	(129)	(36)
Panama[1]			5,112	(98)	5,014	2,007	319	1,688	(20)	(5)	7
Costa Rica[1]			2,805	(379)	2,426	1,000	99	901	—	(5)	29
Caribbean TCL[3]			4,332	(49)	4,283	1,059	610	449	(139)	(215)	(25)
Dominican Republic			3,913	(339)	3,574	1,073	191	882	(23)	(10)	(5)
Rest of SCA&C1			7,803	(533)	7,270	1,529	258	1,271	(1,046)	(13)	(7)
AMEA
Philippines[2]			8,296	—	8,296	1,394	528	866	89	(3)	(24)
Egypt			3,862	—	3,862	594	299	295	(210)	(60)	574
Israel			11,377	—	11,377	1,469	287	1,182	(15)	3	21
Rest of AMEA			2,139	—	2,139	386	76	310	(159)	(31)	(9)
Others			21,820	(11,203)	10,617	(2,759)	626	(3,385)	(3,493)	(17,553)	4,169

Continuing operations			274,380	(16,943)	257,437	48,600	15,988	32,612	(3,815)	(19,301)	3,616
Discontinued operations			2,235	—	2,235	39	61	(22)	14	—	—

Total		Ps	276,615	(16,943)	259,672	48,639	16,049	32,590	(3,801)	(19,301)	3,616

Mexico		Ps	53,579	(848)	52,731	19,256	2,390	16,866	(608)	(339)	2,695
United States			66,554	—	66,554	10,973	6,400	4,573	2,919	(487)	(212)
Europe
United Kingdom			21,153	—	21,153	3,606	1,047	2,559	711	(63)	(393)
France			14,535	—	14,535	669	484	185	(110)	(53)	2
Germany			9,572	(1,385)	8,187	553	464	89	(64)	(15)	(85)
Spain			6,563	(841)	5,722	814	663	151	(112)	(37)	(9)
Poland			4,799	(88)	4,711	579	330	249	6	(11)	123
Czech Republic			3,027	(30)	2,997	622	328	294	(117)	(4)	2
Rest of Europe			4,908	(511)	4,397	519	332	187	14	(29)	75
SCA&C
Colombia[1]			12,415	(1)	12,414	3,975	489	3,486	(575)	46	38
Panama[1]			4,906	(124)	4,782	2,170	340	1,830	(7)	(27)	5
Costa Rica[1]			2,818	(351)	2,467	1,127	116	1,011	(23)	(11)	27
Dominican Republic			4,223	(525)	3,698	1,210	199	1,011	(67)	(6)	34
Rest of SCA&C1			7,155	(253)	6,902	1,665	238	1,427	(1,159)	(22)	(216)
AMEA
Philippines[2]			9,655	—	9,655	2,687	530	2,157	21	(1)	(24)
Egypt			6,950	(5)	6,945	2,454	539	1,915	(213)	(78)	(253)
Israel			9,650	—	9,650	1,346	232	1,114	5	(24)	6
Rest of AMEA			2,208	(12)	2,196	271	67	204	(117)	(3)	21
Others			18,381	(8,600)	9,781	(2,891)	799	(3,690)	(2,174)	(20,323)	2,631

Continuing operations			263,051	(13,574)	249,477	51,605	15,987	35,618	(1,670)	(21,487)	4,467
Discontinued operations			9,652	(207)	9,445	1,159	697	462	(3)	(10)	(22)

Total	Ps		272,703	(13,781)	258,922	52,764	16,684	36,080	(1,673)	(21,497)	4,445

1

CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2018 and 2017, there is a non-controlling interest in CLH of approximately 26.75% and 26.72%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 20.4).

2

CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2018 and 2017, there is a non-controlling interest in CHP of 45.0% of its ordinary shares (note 20.4).

3

As mentioned in note 4.1, in February 2017, CEMEX’s acquired a controlling interest in TCL, whose shares trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2018 and 2017, there is a non-controlling interest in TCL of approximately 30.2% of its ordinary shares in both years (note 20.4).

Summary of Balance sheet Information by Reportable Segment

As of December 31, 2018 and 2017, selected statement of financial position information by reportable segment was as follows:

2018		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	—	68,449	68,449	17,906	50,543	2,285
United States		2,485	267,011	269,496	33,756	235,740	4,611
Europe
United Kingdom		118	32,248	32,366	19,220	13,146	908
France		927	16,316	17,243	7,111	10,132	441
Germany		85	8,350	8,435	6,546	1,889	314
Spain		6	25,134	25,140	2,957	22,183	499
Poland		8	5,523	5,531	2,605	2,926	564
Czech Republic		157	4,195	4,352	1,224	3,128	169
Rest of Europe		—	11,299	11,299	2,250	9,049	226
South, Central America and the Caribbean
Colombia		—	24,514	24,514	8,721	15,793	428
Panama		—	7,156	7,156	1,187	5,969	231
Costa Rica		—	1,640	1,640	580	1,060	61
Caribbean TCL		—	11,230	11,230	4,954	6,276	535
Dominican Republic		—	4,010	4,010	1,182	2,828	150
Rest of South, Central America and the Caribbean		29	6,430	6,459	2,621	3,838	183
Asia, Middle East and Africa
Philippines		6	12,235	12,241	2,929	9,312	544
Egypt		1	4,795	4,796	1,906	2,890	176
Israel		—	9,592	9,592	6,712	2,880	412
Rest of Asia, Middle East and Africa		—	3,991	3,991	1,451	2,540	103
Others		5,670	16,918	22,588	206,963	(184,375)	129

Continuing operations		9,492	541,036	550,528	332,781	217,747	12,969
Assets held for sale and related liabilities (note 12.1)		29	2,071	2,100	314	1,786	—

Total	Ps	9,521	543,107	552,628	333,095	219,533	12,969

2017		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	241	71,280	71,521	23,574	47,947	2,133
United States		1,573	266,769	268,342	32,366	235,976	3,498
Europe
United Kingdom		107	34,774	34,881	24,160	10,721	1,010
France		1,055	18,481	19,536	7,360	12,176	372
Germany		85	9,010	9,095	6,848	2,247	441
Spain		—	25,731	25,731	3,543	22,188	553
Poland		9	5,477	5,486	3,086	2,400	230
Czech Republic		149	4,867	5,016	1,338	3,678	157
Rest of Europe		9	11,256	11,265	2,289	8,976	164
South, Central America and the Caribbean
Colombia		—	24,406	24,406	11,307	13,099	1,178
Panama		—	7,232	7,232	1,029	6,203	152
Costa Rica		—	1,869	1,869	646	1,223	42
Caribbean TCL		—	11,004	11,004	4,917	6,087	584
Dominican Republic			4,362	4,362	1,132	3,230	172
Rest of South, Central America and the Caribbean		31	6,936	6,967	3,234	3,733	185
Asia, Middle East and Africa
Philippines		6	11,548	11,554	2,617	8,937	518
Egypt		1	4,602	4,603	1,776	2,827	418
Israel		—	9,760	9,760	6,838	2,922	391
Rest of Asia, Middle East and Africa		—	3,911	3,911	1,189	2,722	58
Others		5,306	24,466	29,772	218,023	(188,251)	163

Continuing operations		8,572	557,741	566,313	357,272	209,041	12,419
Assets held for sale and related liabilities (note 12.1)		—	1,378	1,378	—	1,378	—

Total	Ps	8,572	559,119	567,691	357,272	210,419	12,419

1	In 2018 and 2017, the column “Additions to fixed assets” includes capital expenditures of Ps12,141 and Ps9,514, respectively (note 14).

Summary of Revenues by Line of Business and Reportable Segment

Revenues by line of business and reportable segment for the years ended December 31, 2018, 2017 and 2016 were as follows:

2018		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	44,295	17,277	4,051	12,358	(16,197)	61,784
United States		30,518	40,249	16,393	7,581	(22,396)	72,345
Europe
United Kingdom		4,837	7,441	8,139	8,102	(8,088)	20,431
France		—	15,092	7,321	176	(4,281)	18,308
Germany		3,608	4,841	2,353	2,732	(4,148)	9,386
Spain		6,010	1,365	377	609	(1,632)	6,729
Poland		3,864	3,066	960	299	(1,280)	6,909
Czech Republic		1,555	2,377	835	362	(1,364)	3,765
Rest of Europe		5,263	565	221	24	(577)	5,496
South, Central America and the Caribbean
Colombia		6,792	3,631	1,065	1,769	(3,169)	10,088
Panama		3,285	1,368	445	355	(1,189)	4,264
Costa Rica		2,126	427	120	114	(387)	2,400
Caribbean TCL		4,712	199	91	1,716	(1,924)	4,794
Dominican Republic		3,441	526	171	470	(700)	3,908
Rest of South, Central America and the Caribbean		7,668	782	150	122	(1,334)	7,388
Asia, Middle East and Africa
Philippines		8,549	4	59	43	(43)	8,612
Egypt		3,993	511	14	225	(157)	4,586
Israel		—	10,026	3,061	2,127	(3,086)	12,128
Rest of Asia, Middle East and Africa		943	1,763	—	—	(443)	2,263
Others		—	—	—	24,667	(13,396)	11,271

Continuing operations		141,459	111,510	45,826	63,851	(85,791)	276,855
Discontinued operations		503	—	—	—	—	503

Total	Ps	141,962	111,510	45,826	63,851	(85,791)	277,358

2017		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	42,195	14,672	3,416	11,211	(14,127)	57,367
United States		27,804	35,400	14,436	6,235	(18,339)	65,536
Europe
United Kingdom		4,879	7,459	7,758	8,067	(7,984)	20,179
France		—	13,367	6,373	205	(3,783)	16,162
Germany		3,595	4,668	2,134	2,335	(4,015)	8,717
Spain		5,499	944	259	676	(1,498)	5,880
Poland		3,230	2,532	701	226	(1,211)	5,478
Czech Republic		1,287	2,148	880	334	(1,232)	3,417
Rest of Europe		4,949	567	175	128	(661)	5,158
South, Central America and the Caribbean
Colombia		7,043	4,024	1,224	1,960	(3,566)	10,685
Panama		3,876	1,725	452	180	(1,219)	5,014
Costa Rica		2,095	386	122	120	(297)	2,426
Caribbean TCL		4,097	29	19	215	(77)	4,283
Dominican Republic		3,193	564	191	117	(491)	3,574
Rest of South, Central America and the Caribbean		7,534	744	77	190	(1,960)	6,585
Asia, Middle East and Africa
Philippines		8,093	67	159	52	(75)	8,296
Egypt		3,347	479	16	173	(153)	3,862
Israel		—	9,400	2,875	2,146	(3,045)	11,376
Rest of Asia, Middle East and Africa		928	1,678	—	2	(468)	2,140
Others		—	—	—	22,505	(11,203)	11,302

Continuing operations		133,644	100,853	41,267	57,077	(75,404)	257,437
Discontinued operations		686	525	340	687	(3)	2,235

Total	Ps	134,330	101,378	41,607	57,764	(75,407)	259,672

2016		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	37,647	13,664	3,156	11,773	(13,509)	52,731
United States		28,585	35,843	14,565	7,107	(19,546)	66,554
Europe
United Kingdom		5,267	7,830	8,195	7,889	(8,028)	21,153
France		—	11,883	5,640	278	(3,266)	14,535
Germany		3,416	4,539	2,112	2,262	(4,142)	8,187
Spain		5,478	823	196	472	(1,247)	5,722
Poland		2,811	2,237	579	219	(1,135)	4,711
Czech Republic		1,118	1,871	796	336	(1,124)	2,997
Rest of Europe		4,168	383	115	2	(271)	4,397
South, Central America and the Caribbean
Colombia		8,814	4,522	1,364	1,761	(4,047)	12,414
Panama		3,794	1,577	413	139	(1,141)	4,782
Costa Rica		2,144	390	179	126	(372)	2,467
Dominican Republic		3,255	620	210	124	(511)	3,698
Rest of South, Central America and the Caribbean		7,276	906	112	174	(2,032)	6,436
Asia, Middle East and Africa
Philippines		9,405	143	164	70	(127)	9,655
Egypt		6,076	943	26	217	(317)	6,945
Israel		—	8,016	2,519	1,372	(2,258)	9,649
Rest of Asia, Middle East and Africa		961	1,519	—	7	(290)	2,197
Others		—	—	—	18,849	(8,602)	10,247

Continuing operations		130,215	97,709	40,341	53,177	(71,965)	249,477
Discontinued operations		889	1,366	785	6,665	(260)	9,445

Total	Ps	131,104	99,075	41,126	59,842	(72,225)	258,922

BRAZIL
Statement [LineItems]
Summary of Condensed Combined Financial Information of Balance Sheet

As of December 31, 2017, the condensed information of the statement of financial position of the Brazilian Operations was as follows:

		2017
Current assets	Ps	148
Property, machinery and equipment, net and other non-current assets		140

Total assets		288

Current liabilities		66
Non-current liabilities		—

Total liabilities		66

Net assets	Ps	222

France [member]
Statement [LineItems]
Summary of Condensed Combined Financial Information of Balance Sheet

As of December 31, 2018, the condensed balance sheet of the net assets expected to be sold in the central region of France was as follows:

		2018
Current assets	Ps	189
Non-current assets		763

Total assets of the disposal group		952
Current liabilities		211
Non-current liabilities		103

Total liabilities directly related to disposal group		314

Total net assets of disposal group	Ps	638